SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions used in the BSM pricing model for grants made

	2011	2012	2013
Dividend yield	—	—	—
Expected annual volatility	65%	54%	49%
Risk-free interest rate	1.60%	0.78%	1.77%
Expected life of the awards (years)	6.12 - 6.17	5.51 - 7.02	5.44 - 7.04
Weighted-average grant date fair value of awards (per share)	$12.82	$10.13	$15.93

Summary of awards activity for the Company

	Options		SARs		RSUs
	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share
Outstanding as of January 1, 2013	10,133,771	$4.42	901,265	$20.21	1,871,703	—

Granted	28,000	27.74	805,000	33.29	1,311,780	—
Exercised	(4,019,986)	3.46	(87,963)	19.82	(182,147)	—
Forfeited	(115,143)	6.32	(5,388)	20.99	(104,103)	—
Cancelled	(7,250)	5.91	(250)	20.99	(131)	—

Outstanding as of December 31, 2013	6,019,392	$5.13	1,612,664	$26.75	2,897,102	—

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
Exercise Price ($)	Type of award	Number outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
0.83	Option	455,000	1.50	$19.3	455,000	1.50	$19.3
2.16	Option	833,268	2.52	34.2	833,268	2.52	34.2
2.74	Option	705,300	3.39	28.5	705,300	3.39	28.5
3.40	Option	424,350	4.09	16.9	424,350	4.09	16.9
3.43	Option	254,595	5.38	10.1	254,595	5.38	10.1
3.51	Option	831,088	5.86	32.9	831,088	5.86	32.9
4.16	Option	826,344	6.43	32.2	626,094	6.42	24.4
8.77	Option	1,493,447	6.85	51.3	971,947	6.85	33.4
25.00	Option	168,000	7.40	3.1	105,000	7.40	1.9
27.74	Option	28,000	9.39	0.4	—	—	—

Total Options		6,019,392	5.02	228.9	5,206,642	4.73	201.6
16.95	SARs	9,375	7.97	0.2	4,688	7.97	0.1
19.00	SARs	317,750	8.57	7.7	50,875	8.57	1.2
20.99	SARs	85,540	7.92	1.9	38,395	7.92	0.9
21.05	SARs	375,000	8.88	8.3	75,000	8.88	1.6
23.19	SARs	20,000	8.18	0.4	8,750	8.18	0.2
23.29	SARs	50,000	8.88	1.0	—	—	—
32.85	SARs	620,000	9.57	6.4	—	—	—
38.99	SARs	135,000	9.88	0.5	—	—	—

Total SARs		1,612,665	9.10	26.4	177,708	8.52	4.0
—	RSU	2,897,103	9.01	125.0	426,841	8.50	18.4

		10,529,160	6.74	$380.3	5,811,191	5.12	$224.0

Summary of information about non-vested share awards

	Options		SARs		RSUs
	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of January 1, 2013	2,338,561	$4.37	873,449	$10.43	1,788,352	$19.23

Granted	28,000	13.46	805,000	16.01	1,311,780	31.91
Vested	(1,438,668)	3.86	(238,104)	10.50	(525,767)	19.21
Forfeited	(115,143)	3.84	(5,388)	12.45	(104,103)	21.81

Non-vested as of December 31, 2013	812,750	$5.67	1,434,957	$13.54	2,470,262	$25.86

Summary of activity of the ex-plan options

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2012	273,690	€0.01

Exercised	(251,590)	0.01

Cancelled	(2,800)	0.01

Outstanding as of December 31, 2013	19,300	€0.01

Summary of information about non-vested ex-plan share options

	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2012	152,600	$3.42

Vested	(152,600)	3.42

Non-vested as of December 31, 2013	—	—